Quarterly Results of Operations (Unaudited) (Schedule Of CY Quarterly Profit And Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 6,243,044	$ 6,246,884	$ 6,161,352
Operating Expenses [Abstract]
Direct operating expenses	596,496	672,132	646,113	630,357	594,817	649,097	633,770	602,803	608,571	2,543,419	2,494,241	2,504,467
Selling, general and administrative expenses	415,828	423,803	411,354	411,341	403,363	431,355	407,501	401,479	426,083	1,649,861	1,666,418	1,604,524
Corporate expenses	72,705	70,658	92,204	77,557	83,763	78,745	73,921	72,094	72,606	324,182	297,366	239,399
Depreciation and amortization	174,871	191,582	177,330	179,734	182,182	189,730	182,350	181,839	175,366	730,828	729,285	763,306
Impairment charges		16,970	0	0	0	37,651	0	0	0	16,970	37,651	7,614
Other operating income, net	165	13,304	6,186	1,113	2,395	968	42,118	1,917	3,124	22,998	48,127	12,682
Operating income	82,813	332,526	266,707	320,221	81,328	310,726	331,907	346,196	81,221	1,000,782	1,070,050	1,054,724
Interest expense	431,114	418,014	438,404	407,508	385,525	400,930	388,210	385,867	374,016	1,649,451	1,549,023	1,466,246
Gain (loss) on marketable securities		(50)	31	130,898	0	(4,580)	0	0	0	130,879	(4,580)	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	(13,326)	(91,291)	3,983	5,971	3,641	6,643	3,663	4,696	3,555	(77,696)	18,557	26,958
Loss on extinguishment of debt	(3,916)	(83,980)	0	0	(3,888)	(239,556)	0	0	(15,167)	(87,868)	(254,723)	(1,447)
Other income (expense), net	1,541	(4,591)	1,709	(18,098)	(1,000)	1,929	824	(1,397)	(1,106)	(21,980)	250	(3,169)
Income (loss) before income taxes	(364,002)	(265,400)	(165,974)	31,484	(305,444)	(325,768)	(51,816)	(36,372)	(305,513)	(705,334)	(719,469)	(394,007)
Income tax benefit (expense)	(68,388)	(36,833)	73,802	(11,477)	96,325	128,986	13,232	8,663	157,398	121,817	308,279	125,978
Consolidated net income (loss)	(432,390)	(302,233)	(92,172)	20,007	(209,119)	(196,782)	(38,584)	(27,709)	(148,115)	(583,517)	(411,190)	(268,029)
Less amount attributable to noncontrolling interest	(8,200)	6,994	9,683	12,805	(6,116)	(5,518)	11,977	11,316	(4,486)	23,366	13,289	34,065
Net income (loss) attributable to the Company	$ (424,190)	$ (309,227)	$ (101,855)	$ 7,202	$ (203,003)	$ (191,264)	$ (50,561)	$ (39,025)	$ (143,629)	$ (606,883)	$ (424,479)	$ (302,094)